CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 216,413	$ 138,206	$ 236,738	$ 248,910	$ 309,920	$ 329,410
Cost of revenue	32,816	56,176	72,740	101,718	182,163	187,848
Gross margin	183,597	82,030	163,998	147,192	127,757	141,562
Operating expenses:
Selling, general and administrative	5,657,638	277,591	8,662,517	532,872	2,665,004	368,795
Research and development	1,805,532	577,256	3,291,614	1,099,454	2,578,860	1,011,498
Total operating expenses	7,463,170	854,847	11,954,131	1,632,326	5,243,864	1,380,293
Loss from operations	(7,279,573)	(772,817)	(11,790,133)	(1,485,134)	(5,116,107)	(1,238,731)
Other income (expense):
Change in fair value of SAFE liability					(3,493,431)	(829,700)
Other income	205,990	14,635	257,715	32,975	80,275	524
Loss before income taxes	(7,325,038)	(1,627,182)	(11,783,873)	(2,321,159)	(8,529,263)	(2,067,907)
Income tax expense	0	0	0	0		(1,735)
Net loss	$ (7,325,038)	$ (1,627,182)	$ (11,783,873)	$ (2,321,159)	$ (8,529,263)	$ (2,069,642)
Net loss per share of common stock, basic	$ (0.45)	$ (0.51)	$ (1.03)	$ (0.78)	$ (2.46)	$ (2.68)
Net loss per share of common stock, diluted	$ (0.45)	$ (0.51)	$ (1.03)	$ (0.78)	$ (2.46)	$ (2.68)
Weighted-average shares of common stock outstanding, basic	16,333,844	3,211,540	11,414,411	2,970,764	3,461,565	772,351
Weighted-average shares of common stock outstanding, diluted	16,333,844	3,211,540	11,414,411	2,970,764	3,461,565	772,351
Comprehensive loss:
Foreign currency translation adjustments	$ 223,943	$ 14,478	$ 200,402	$ 14,744	$ (4,291)	$ (609)
Total comprehensive loss	$ (7,101,095)	$ (1,612,704)	$ (11,583,471)	$ (2,306,415)	$ (8,533,554)	$ (2,070,251)